Premises and Equipment	12 Months Ended
Mar. 31, 2016
Property Plant And Equipment [Abstract]
Premises and Equipment

Note 4 - Premises and Equipment

	March 31,
	2016	2015
	(In Thousands)
Land and land improvements	$3,569	$3,561
Buildings and improvements	7,029	7,050
Furnishings and equipment	3,669	3,170
Leasehold improvements	1,430	589
Construction in progress	54	—
	15,751	14,370
Accumulated depreciation and amortization	(7,670)	(7,262)
	$8,081	$7,108

Note 4 - Premises and Equipment (Continued)

Rental expenses related to the occupancy of leased premises, including property taxes and common area maintenance totaled approximately $702,000, $568,000 and $602,000 for the years ended March 31, 2016, 2015 and 2014, respectively. Some operating leases contain renewal options and provisions requiring the Bank to pay property taxes and operating expenses over base amounts. At March 31, 2016, the minimum obligation under all non-cancellable lease agreements, which expire through 2026, for each of the years ended March 31 is as follows:

Amount
(In Thousands)
2017	$601
2018	553
2019	395
2020	314
2021	209
Thereafter	988
$3,060